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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

             Report for the Calendar Year or Quarter Ended September 30, 2000

               (Please read instructions before preparing form.)

If amended report check here:  [ ]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street, New York, NY 10005
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)

Michele R. Teichner, 212-908-7537, Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
               Violations. See U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14 day of November, 2000.

This is a 13F holdings report.          TD Waterhouse Asset Management, Inc.
                                        ------------------------------------
                                        (Name of Institutional Investor)

                                        /s/ Michele R. Teichner
                                        ------------------------------------
                                        (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing the report): (List in alphabetical order).

13F File Numbers with be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                     13F File No.:

1. ___________________________________  6._____________________________________

2. ___________________________________  7._____________________________________

3. ___________________________________  8._____________________________________

4. ___________________________________  9._____________________________________

5. ___________________________________ 10._____________________________________


                                                                 SEC 1685 (5/91)

                                    FORM 13F

Page 2 of 2     Name of Reporting Manager   TD Waterhouse Asset Management, Inc.

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13F  -   09/30/2000                                                                                    S.E.C. USE ONLY

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
ALCOA INC                      COM          13817101        2,522         87,925 sh        Sole        N/A         Sole
AMERICAN EXPRESS CO            COM          25816109        5,275         87,925 sh        Sole        N/A         Sole
AT&T CORP                      COM           1957109        2,039         87,925 sh        Sole        N/A         Sole
BOEING CO                      COM          97023105        5,962         87,925 sh        Sole        N/A         Sole
CATERPILLAR INC                COM         149123101        3,083         87,925 sh        Sole        N/A         Sole
CITIGROUP INC                  COM         172967101        4,627         87,925 sh        Sole        N/A         Sole
COCA-COLA COMPANY              COM         191216100        5,308         87,925 sh        Sole        N/A         Sole
DUPONT E I DE NEMOURS          COM         263534109        3,989         87,925 sh        Sole        N/A         Sole
EASTMAN KODAK COMPANY          COM         277461109        3,946         87,925 sh        Sole        N/A         Sole
EXXON MOBIL CORPORATION        COM         30231G102        7,842         87,925 sh        Sole        N/A         Sole
GENERAL ELECTRIC CO            COM         369604103        5,090         87,925 sh        Sole        N/A         Sole
GENERAL MOTORS CORP            COM         370442105        5,462         92,875 sh        Sole        N/A         Sole
HEWLETT PACKARD CO             COM         428236103        4,083         87,925 sh        Sole        N/A         Sole
HOME DEPOT                     COM         437076102        3,781         87,925 sh        Sole        N/A         Sole
HONEYWELL INTL INC             COM         438516106        4,731         87,925 sh        Sole        N/A         Sole
INTEL CORP                     COM         458140100        3,957         87,925 sh        Sole        N/A         Sole
IBM CORPORATION                COM         459200101        8,661         87,925 sh        Sole        N/A         Sole
INTERNATIONAL PAPER CO         COM         460146103        3,220         87,925 sh        Sole        N/A         Sole
JOHNSON & JOHNSON              COM         478160104        8,100         87,925 sh        Sole        N/A         Sole
MCDONALD'S CORP                COM         580135101        2,726         87,925 sh        Sole        N/A         Sole
MERCK & CO                     COM         589331107        7,908         87,925 sh        Sole        N/A         Sole
MICROSOFT CORP                 COM         594918104        6,056         87,925 sh        Sole        N/A         Sole
MINNESOTA MNG & MFG CO         COM         604059105        8,496         87,925 sh        Sole        N/A         Sole
MORGAN J.P. & COMPANY          COM         616880100       14,551         87,925 sh        Sole        N/A         Sole
PHILIP MORRIS COS INC          COM         718154107        3,220         87,925 sh        Sole        N/A         Sole
PROCTER & GAMBLE CO            COM         742718109        6,281         87,925 sh        Sole        N/A         Sole
SBC COMMUNICATIONS INC.        COM         78387G103        5,072         87,925 sh        Sole        N/A         Sole
UNITED TECHNOLOGIES            COM         913017109        6,138         87,925 sh        Sole        N/A         Sole
WALMART STORES INC             COM         931142103        3,989         87,925 sh        Sole        N/A         Sole
WALT DISNEY CO                 COM Disney  254687106        3,149         87,925 sh        Sole        N/A         Sole


COLUMN TOTALS                                             159,264
                                                          =======

